Other Liabilities (Details) - Schedule of other liabilities - CLP ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Schedule of other liabilities [Abstract]
Accounts and notes payable		$ 220,422	$ 273,143
Documents intermediated	[1]	159,592	137,546
Income received in advance	[2]	68,691	76,228
Securities unliquidated		61,238	2,725
Cobranding		35,937	29,213
VAT payable		5,442	5,742
Outstanding transactions		4,792	725
Insurance payments		397	1,802
Others		26,516	27,219
Total		$ 583,027	$ 554,343

[1]	This item mainly includes financing of simultaneous operations performed by subsidiary Banchile Corredores de Bolsa S.A.
[2]	In relation to the Strategic Alliance Framework Agreement, on June 4, 2019, Banco de Chile received the payment from the insurance companies for an amount of Ch$149,061 million, which was recorded according to IFRS 15. The related income is recognized over time, depending on compliance with the associated performance obligation.